UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.8%
FINANCIAL—BANKS 0.4%
FCB Financial Holdings, Class A(a)	921,021	$25,208,345
REAL ESTATE 99.4%
DIVERSIFIED 8.3%
American Assets Trust	1,657,142	71,721,105
Forest City Enterprises, Class A(a)	3,098,169	79,065,273
Vornado Realty Trust	3,540,281	396,511,472
		547,297,850
HEALTH CARE 9.5%
HCP	1,183,734	51,149,146
Health Care REIT	5,934,195	459,069,326
Healthcare Trust of America, Class A	2,857,292	79,604,155
Omega Healthcare Investors	849,260	34,454,478
		624,277,105
HOTEL 8.1%
Belmond Ltd., Class A (Bermuda)(a)	3,293,032	40,438,433
DiamondRock Hospitality Co.	6,197,014	87,563,808
Extended Stay America	3,261,673	63,700,474
Host Hotels & Resorts	6,208,971	125,297,035
La Quinta Holdings(a)	2,637,345	62,452,329
Strategic Hotels & Resorts(a)	5,478,666	68,099,818
Sunstone Hotel Investors	5,115,540	85,276,052
		532,827,949
INDUSTRIALS 4.0%
First Industrial Realty Trust	2,771,518	59,393,631
Prologis	4,598,326	200,303,080
		259,696,711
OFFICE 14.0%
BioMed Realty Trust	5,708,604	129,356,967
Brandywine Realty Trust	5,980,344	95,565,897
Douglas Emmett	3,173,140	94,591,303
Empire State Realty Trust, Class A	2,832,484	53,279,024
Equity Commonwealth	2,394,603	63,576,710
Kilroy Realty Corp.	1,141,404	86,940,743
Liberty Property Trust	1,926,602	68,779,691

1

	Number of Shares	Value
SL Green Realty Corp.	2,536,510	$325,637,154
		917,727,489
RESIDENTIAL 21.3%
APARTMENT 19.7%
American Homes 4 Rent, Class A	5,693,564	94,228,484
Apartment Investment & Management Co.	3,807,922	149,879,810
Education Realty Trust	1,337,236	47,311,410
Equity Residential	6,009,331	467,886,512
Essex Property Trust	206,023	47,364,688
Home Properties	1,948,807	135,032,837
Monogram Residential Trust	4,668,664	43,511,948
UDR	9,079,754	308,984,028
		1,294,199,717
MANUFACTURED HOME 1.6%
Sun Communities	1,190,156	79,407,208
Toll Brothers(a)	708,341	27,866,135
		107,273,343
TOTAL RESIDENTIAL		1,401,473,060
SELF STORAGE 8.4%
CubeSmart	5,935,336	143,338,365
Public Storage	1,642,681	323,838,132
Sovran Self Storage	884,984	83,135,397
		550,311,894
SHOPPING CENTERS 25.1%
COMMUNITY CENTER 9.3%
DDR Corp.	8,688,482	161,779,535
Regency Centers Corp.	2,534,235	172,429,349
Retail Properties of America, Class A	5,780,824	92,666,609
Urban Edge Properties	1,804,298	42,761,863
Weingarten Realty Investors	3,880,437	139,618,123
		609,255,479
FREE STANDING 1.6%
Spirit Realty Capital	8,643,676	104,415,606

REGIONAL MALL 14.2%
General Growth Properties	288,112	8,513,710
Macerich Co. (The)	2,261,523	190,714,234
Pennsylvania REIT	2,527,030	58,702,907

2

		Number of Shares	Value
Simon Property Group		3,285,062	$642,689,530
Taubman Centers		446,032	34,402,448
			935,022,829
TOTAL SHOPPING CENTERS			1,648,693,914
SPECIALTY 0.7%
QTS Realty Trust, Class A		1,268,405	46,182,626
TOTAL REAL ESTATE			6,528,488,598

TOTAL INVESTMENTS (Identified cost—$4,660,731,715)	99.8%		6,553,696,943

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		12,272,325

NET ASSETS (Equivalent to $80.42 per share based on 81,640,934 shares of common stock outstanding)	100.0%		$6,565,969,268

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

3

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$6,553,696,943	$6,553,696,943	$—	$—
Total Investments(a)	$6,553,696,943	$6,553,696,943	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$4,660,731,715
Gross unrealized appreciation	$1,904,388,093
Gross unrealized depreciation	(11,422,865)
Net unrealized appreciation	$1,892,965,228

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015